Risk management	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Risk management
10. Risk management
Financial instruments consist of cash and cash equivalents, accounts receivable, fair values of derivative financial instruments, accounts payable and accrued liabilities and long-term debt. At December 31, 2019, except for the senior notes described in Note 7 with a carrying value of $62 million (2018 – $82 million) and a fair value of $59 million (2018
—
$77 million), the fair values of these financial instruments approximate their carrying amounts due to the short-term maturity of the instruments, the mark to market values recorded for the financial instruments and the market rate of interest applicable to the syndicated credit facility.
The fair values of all outstanding financial, commodity, interest rate and foreign exchange contracts are reflected on the balance sheet with the changes during the period recorded in income as unrealized gains or losses.
At December 31, 2019 and 2018, the only asset or liability measured at fair value on a recurring basis was the risk management asset and liability, which was valued based on “Level 2 inputs” being quoted prices in markets that are not active or based on prices that are observable for the asset or liability.
The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2019	2018
Balance, beginning of year	$9	$(50)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	(9)	43
Foreign exchange forwards	—	(2)
Cross currency swaps	—	18

Total fair value, end of year	$—	$9

	As at December 31
Total fair value consists of the following:	2019	2018
Current asset portion	$—	$9
Total fair value	$—	$9
Obsidian Energy records
our
risk management assets and liabilities on a net basis in the consolidated balance sheets. At December 31, 2019 and 2018, there were no differences between the gross and net amounts.
Obsidian Energy had the following financial instruments outstanding as at December 31, 2019. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits its credit risk by executing counterparty risk procedures which include transacting only with institutions within our
syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing	Fair value (millions)
Crude Oil
WTI Swaps	8,000 bbl/d	January 2020	$76.48/bbl	$—
WTI Swaps	5,000 bbl/d	February 2020	$77.37/bbl	—
WTI Swaps	5,000 bbl/d	March 2020	$77.38/bbl	—
WTI Swaps	4,000 bbl/d	April 2020	$78.11/bbl	—
WTI Swaps	3,000 bbl/d	May 2020	$77.92/bbl	—
WTI Swaps	2,000 bbl/d	June 2020	$77.41/bbl	—
AECO Swaps
AECO Swaps	21,800 mcf/d	January 2020	$2.54/mcf	—
AECO Swaps	17,000 mcf/d	February 2020	$2.45/mcf	—
Total				$—
Subsequent to December 31, 2019, the Company entered into the following additional crude oil and AECO Swaps:

Reference price	Notional volume	Term	Pricing
WTI	1,650 bbl/d	Q1 2020	$81.73/bbl

AECO	23,700 mcf/d	Q2 2020	$1.68/mcf
AECO	22,800 mcf/d	Q3 2020	$1.68/mcf
Based

on commodity prices and contracts in place at December 31, 2019, a
$1.00
change in the price per barrel of liquids of WTI would change pre-tax
 unrealized risk management by
$1 million

and
a $1.00 change in the price per mcf of natural gas would change pre-tax unrealized risk management by $1 million.
The components of risk management on the

C
onsolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2019	2018
Realized
Settlement of commodity contracts/assignment	$(6)	$(65)
Settlement of foreign exchange contracts	—	(20)

Total realized risk management gain (loss)	(6)	(85)
Unrealized
Commodity contracts	(9)	43
Foreign exchange contracts	—	(2)
Cross-currency swaps	—	18

Total unrealized risk management gain (loss)	(9)	59

Risk management gain (loss)	$(15)	$(26)

Market Risks
Obsidian Energy is exposed to normal market risks inherent in the oil and natural gas business, including, but not limited to, commodity price risk, foreign currency rate risk, credit risk, interest rate risk and liquidity risk. The Company seeks to mitigate these risks through various business processes and management controls and from time to time by using financial instruments.
Commodity Price Risk
Commodity price fluctuations are among the Company’s most significant exposures. Crude oil prices are influenced by worldwide factors, including, but not limited to, OPEC actions, world supply and demand fundamentals, pipeline capacity availability and geopolitical events. Natural gas prices are influenced by, including, but not limited to, the price of alternative fuel sources such as oil or coal and by North American natural gas supply and demand fundamentals including the levels of industrial activity, weather, storage levels and liquefied natural gas activity. In accordance with policies approved by Obsidian Energy’s Board of Directors, the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter. Risk management limits included in Obsidian Energy’s policies may be exceeded with specific approval from the Board of Directors.
Subsequent to December 31, 2019, we have experienced significant volatility with crude oil prices due to macro-economic uncertainty, mainly due to OPEC and Russia abandoning production quotas and increasing production levels, reduced demand for commodity products as a result of the COVID-19 outbreak and potential lack of storage forcing production shut-ins. The duration and impact of these global events remain uncertain and could impact our cash flow and financial condition in the future
.
Foreign Currency Rate Risk
Prices received for crude oil are referenced in US dollars, thus Obsidian Energy’s realized oil prices are impacted by Canadian dollar to US dollar exchange rates. A portion of the Company’s debt capital is denominated in US dollars, thus the principal and interest payments in Canadian dollars are also impacted by exchange rates. When considered appropriate, the Company may use financial instruments to fix or collar future exchange rates to fix the Canadian dollar equivalent of crude oil revenues or to fix US denominated long-term debt principal repayments.
In 2018, the Company’s outstanding Pound Sterling cross currency swap matured resulting in an $18 million realized loss.
Credit Risk
Credit risk is the risk of loss if purchasers or counterparties do not fulfill their contractual obligations. As at December 31, 2019, the Company’s maximum exposure to credit risk was $66 million (2018 – $62 million) which was comprised of $66 million (2018
—
$53 million) being the carrying value of the accounts receivable and $nil (2018 – $9 million) related to the fair value of the derivative financial assets.
The Company’s accounts receivable are principally with customers in the oil and natural gas industry and are generally subject to normal industry credit risk, which includes the ability to recover unpaid receivables by retaining the partner’s share of production when Obsidian Energy is the operator or the potential to net offsetting payables to mitigate exposure. Obsidian Energy continuously monitors credit risk and maintains credit policies to ensure collection risk is limited. For oil and natural gas sales and financial derivatives, a counterparty risk procedure is followed whereby each counterparty is reviewed on a regular basis for the purpose of assigning a credit limit and may be requested to provide security if determined to be prudent. For financial derivatives, the Company normally transacts with counterparties who are members of our

banking syndicate or counterparties that have investment grade bond ratings. Credit events related to all counterparties are monitored and credit exposures are reassessed on a regular basis.
At December 31, 2019, $9 million of accounts receivable are past due (90+ days)

but
are considered to be collectible (2018
—
$15 million). The lifetime ECL allowances related to Obsidian Energy’s commodity product sales receivables and joint venture receivables recognized in accounts receivable was nominal as at and for the periods ended December 31, 2019 and 2018.
As at December 31, the following accounts receivable amounts were outstanding.

	Current	30-90 days	90+ days	Total (1)
2019	$48	$9	$9	$66
2018	$29	$9	$15	$53

(1)	In 2019, $4 million of accounts receivable is related to assets classified as held for sale (2018 — $nil).
Interest Rate Risk
A portion of the Company’s debt capital can be held in floating-rate bank facilities, which results in exposure to fluctuations in short-term interest rates, which remain at lower levels than longer-term rates. From time to time, Obsidian Energy may increase the certainty of our
future interest rates by entering fixed interest rate debt instruments or by using financial instruments to swap floating interest rates for fixed rates or to collar interest rates. As at December 31, 2019, 87 percent of the Company’s long-term debt instruments were exposed to changes in short-term interest rates (2018 – 80 percent).
As at December 31, 2019, a total of $62 million (2018 – $82 million) of fixed interest rate debt instruments was outstanding with an average remaining term of 1.5 years (2018 – 2.0 years) and an average interest rate of 5.7 percent (2018 – 5.8 percent).
Liquidity Risk
Liquidity risk is the risk that the Company will be unable to meet its financial liabilities as they come due. Management utilizes short and long-term financial and capital forecasting programs to ensure credit facilities are sufficient relative to forecast debt levels and capital program levels are appropriate, and that financial covenants will be met. Management also regularly reviews capital markets to identify opportunities to optimize the debt capital structure on a cost-effective basis. In the short term, liquidity is managed through daily cash management activities, short-term financing strategies and the use of swaps and other financial instruments to increase the predictability of cash flow from operating activities.
The following table outlines estimated future obligations for non-derivative
financial liabilities as at December 31, 2019:

	Long-term debt (1)	Accounts payable & accrued liabilities (2)	Share-based compensation accrual	Total
2020	$434	$116	$1	$551
2021	16	—	—	16
2022	8	—	—	8
2023	—	—	—	—
2024	—	—	—	—
Thereafter	$3	$—	$—	$3

(1)
The 2020 figure includes $399 million related to the syndicated credit facility, which at the balance sheet date was due for renewal in 2020. Subsequent to December 31, 2019, the Company entered into an agreement with members of our banking syndicate to extend the term-out period of the syndicated credit facility to November 30, 2021. Additionally, the Company also entered into an agreement with holders of our senior notes to change the maturity dates of senior notes previously due in 2020, 2022 and 2025 totaling US$35 million to November 30, 2021. Refer to Note 7 for additional details.

(2)	Includes $6 million of accounts payable and accrued liabilities related to assets classified as held for sale.